Selected Quarterly Financial Data (Unaudited) (details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selected Quarterly Financial Data (Unaudited) disclosure
Total revenues	$ 7,193	$ 6,961	$ 6,785	$ 6,686	$ 6,678	$ 6,798	$ 6,710	$ 6,629	$ 27,625	$ 26,815	$ 27,174
Total expenses	5,891	6,014	5,898	5,769	5,469	5,491	5,634	5,481	23,572	22,075	22,085
Income before income taxes	1,302	947	887	917	1,209	1,307	1,076	1,148	4,053	4,740	5,089
Income tax expense	359	231	223	226	343	379	264	315	1,039	1,301	1,397
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Net income per share, basic	$ 3.32	$ 2.48	$ 2.27	$ 2.33	$ 2.87	$ 3.00	$ 2.56	$ 2.58	$ 10.39	$ 10.99	$ 10.82
Net income per common share, diluted	$ 3.28	$ 2.45	$ 2.24	$ 2.30	$ 2.83	$ 2.97	$ 2.53	$ 2.55	$ 10.28	$ 10.88	$ 10.70